Income Taxes (Details) - Schedule of Net Deferred Tax Assets (Liabilities) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Non-capital losses carry-forward	$ 15,769,000	$ 14,379,000
Exploration and Evaluation assets	1,470,000	1,470,000
Share issuance costs	733,000	789,000
Intangible assets	2,047,000	622,000
Other deferreds	1,000	12,000
Allowable capital losses	3,635,000	3,558,000
Property and equipment	77,000	76,000
Valuation allowance	(23,732,000)	(20,906,000)
Total deferred income taxes